CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 2,407,843	$ 1,160,368
Accounts receivable	1,897,471	684,788
Contract asset	206,750	343,646
Convertible note receivable, related party	$ 0	$ 445,000
Financing Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party
Inventory	$ 550,695	$ 277,343
Deferred offering costs	0	1,297,101
Other receivable, related party	$ 0	$ 2,491,431
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Forward purchase agreement derivative asset	$ 1,471,000	$ 0
Working capital advances	266,831	0
Prepaid expenses and other current assets	1,530,842	650,738
Total current assets	8,331,432	7,350,415
Right-of-use asset - operating lease	221,479	283,634
Right-of-use asset - finance lease	130,774	252,231
Property, plant and equipment, net	936,573	1,137,699
Goodwill	1,728,108	2,246,619
Intangible assets, net	1,408,176	1,840,875
Total Assets	12,756,542	13,156,473
Current liabilities
Accounts payable	10,497,488	3,859,737
Accrued expenses and other current liabilities	3,207,233	1,660,573
Contingent consideration	259,243	57,694
Debt, net of debt discount	7,019,499	12,021,017
Convertible debt, at fair value	8,542,323	2,178,685
Derivative liabilities	4,229,478	0
Operating lease liability	117,120	114,690
Finance lease liability	103,392	99,105
Contract liabilities	602,469	1,120,817
Total current liabilities	34,578,245	21,112,318
Debt, net of current portion	1,303,665	1,150,481
Operating lease liabilities, net of current portion	135,239	173,157
Finance lease liabilities, net of current portion	91,726	203,081
Contingent consideration liability	434,174	0
Total liabilities	36,543,049	22,639,037
Commitments and Contingencies (Note 19)
Stockholders' Deficit:
Preferred stock Series A, $0.001 par value, 10,000,000 shares authorized as of December 31, 2024 and 2023 no shares issued or outstanding as of December 31, 2024 and 2023	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized as of December 31, 2024 and 2023, respectively, 29,093,289 and 13,338,250 issued and outstanding as of December 31, 2024 and 2023, respectively	2,910	1,334
Additional paid-in-capital	20,152,919	13,288,174
Accumulated deficit	(45,426,099)	(22,860,351)
Accumulated other comprehensive income	166,007	114,624
Total ConnectM Technology Solutions, Inc.'s stockholders' deficit	(25,104,263)	(9,456,219)
Noncontrolling interests	1,317,756	(26,345)
Total stockholders' deficit	(23,786,507)	(9,482,564)
Total liabilities and stockholders' deficit	$ 12,756,542	$ 13,156,473